STOCKHOLDERS' EQUITY - Common Stock (Details)											3 Months Ended		12 Months Ended
	Dec. 31, 2016 shares	Dec. 09, 2016 USD ($) $ / shares shares	May 11, 2016 USD ($) $ / shares shares	Dec. 09, 2015 USD ($) $ / shares shares	Nov. 04, 2015 USD ($) $ / shares shares	Oct. 29, 2015 USD ($) $ / shares shares	Oct. 20, 2015 shares	Sep. 21, 2015 USD ($) $ / shares shares	Mar. 13, 2015 shares	Jan. 29, 2015 shares	Sep. 30, 2015 shares	Jun. 30, 2015 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Stockholders' Equity
Value of stock issued for services | $													$ 136,000	$ 900,500
Series B Convertible Preferred Stock
Stockholders' Equity
Preferred Stock converted to Common Stock													1
Series B Convertible Preferred Stock | Consulting and services agreement | GRQ
Stockholders' Equity
Preferred Stock converted to Common Stock							16,666				183,330			199,996
Stock issued for services (in shares)														50,000	150,000
Value of stock issued for services | $														$ 345,334	$ 1,103,581
Number of shares of common stock issued upon conversion of preferred stock	2												2
Common Stock
Stockholders' Equity
Shares issued													3,481,997
Exercise stock options (in shares)												33,968
Stock issued for services (in shares)													180,000	210,000
Value of stock issued for services | $													$ 18	$ 21
Common Stock | Former Consultant
Stockholders' Equity
Shares issued									60,000
Common Stock | Dominion Harbor Group LLC
Stockholders' Equity
Shares issued	125,000					300,000
Price per share | $ / shares						$ 1.71
Value of stock issued for services | $						$ 513,000
Common Stock | Fortress Purchase Agreement | DBD Credit Funding, LLC
Stockholders' Equity
Shares issued										134,409
Number of warrants to purchase common stock										100,000
Common Stock | Consulting and services agreement | GRQ
Stockholders' Equity
Number of shares of common stock issued upon conversion of preferred stock							16,666							199,996
Common Stock | Consulting and services agreement | Alex Partners, LLC and Del Mar Consulting Group, Inc
Stockholders' Equity
Stock issued for services (in shares)								150,000
Price per share | $ / shares								$ 2.23
Value of stock issued for services | $								$ 334,500
Common Stock | Consulting and services agreement | Cooper Law Firm., LLC
Stockholders' Equity
Stock issued for services (in shares)			80,000
Price per share | $ / shares			$ 1.70
Value of stock issued for services | $			$ 136,000
Common Stock | Settlement and license agreement | Dominion Harbor Group LLC
Stockholders' Equity
Stock issued for services (in shares)					300,000
Price per share | $ / shares					$ 1.71
Value of stock issued for services | $					$ 513,000
Common Stock | Securities Purchase Agreement
Stockholders' Equity
Shares issued		3,481,997
Price per share | $ / shares		$ 1.50
Number of warrants to purchase common stock	0												0
Purchase price per warrant | $ / shares		0.01
Warrants issued, total value | $		$ 17,019.95
Common Stock | Securities Purchase Agreement | Institutional investors
Stockholders' Equity
Shares issued		3,481,997
Price per share | $ / shares		$ 1.50
Number of warrants to purchase common stock		1,740,995
Purchase price per warrant | $ / shares		0.01
Common Stock | Private Placement | Melechdavid, Inc
Stockholders' Equity
Stock issued for services (in shares)				100,000
Price per share | $ / shares				$ 1.61
Value of stock issued for services | $				$ 161,000
Common Stock | Private Placement | Cooper Law Firm., LLC
Stockholders' Equity
Stock issued for services (in shares)			80,000
Price per share | $ / shares			$ 1.70
Value of stock issued for services | $			$ 136,000